Share-based payment - Schedule of Expenses on Share-Based Payment Plans (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	R$ (1,107)	R$ (818)	R$ (737)
Partner plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	(499)	(336)	(264)
Share-based plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	R$ (608)	R$ (482)	R$ (473)